Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Amortization Methods and Estimated Useful Lives

Amortization methods and estimated useful lives of the respective assets are set out as follows:

Category	Amortization Method	Estimated Useful Life
Self-developed communications platform	Straight-line method	5 years
Intangible assets arising from business combination
Distribution channel	Accelerated method	10 years
Technology	Straight-line method	5-10 years
Backlog	Straight-line method	3.75 years
Customer relationship	Accelerated method	8.75 years
Apipost data	N/A	Indefinite life
Other	Straight-line method	5 years

Schedule of Disaggregates Revenue Into three Revenue Streams, Onsisting of SaaS/PaaS Services, Cloud Related Services and AI Solution Services

For the years ended June 30, 2025, 2024 and 2023, most of the Company’s revenue was generated in the PRC and contributed by the VIEs and VIEs’ subsidiaries. The Company disaggregates revenue into three revenue streams, consisting of SaaS/PaaS services, cloud related services and AI solution services, as follows:

	For the Years Ended June 30,
	2025	2024	2023
SaaS/PaaS services
Real-time engagement services	$12,577,033	$21,129,793	$13,065,501
SMS services	11,845,128	12,894,028	17,085,803
CDN services	—	—	2,773,165
Subtotal	24,422,161	34,023,821	32,924,469
Cloud related services
Customized platform development services	1,264,003	2,685,800	10,460,478
Software license and other cloud related services	1,712,910	3,383,772	5,226,520
Subtotal	2,976,913	6,069,572	15,686,998
AI solution services	15,138,032	19,701,268	33,638,104
Total revenues	$42,537,106	$59,794,661	$82,249,571

The Company disaggregates revenue by transferal of products/services as follows:

	For the Years Ended June 30,
	2025	2024	2023
Services transferred over time	$24,280,366	$32,370,145	$31,910,013
Services transferred at a point in time	2,976,913	6,069,572	14,797,126
Goods transferred at a point in time	15,279,827	21,354,944	35,542,432
Total revenues	$42,537,106	$59,794,661	$82,249,571

Schedule of Currency Exchange Rates that were used in Creating the Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	As of June 30,
	2025	2024	2023
Year-end spot rate	7.1636	7.2672	7.2513

	For the Year Ended June 30,
	2025	2024	2023
Average rate	7.2143	6.9728	6.9536